Alliance Revenue (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of products and services [line items]
Alliance Revenue	$ 874	$ 654	$ 1,699	$ 1,293
Enhertu
Disclosure of products and services [line items]
Alliance Revenue			1,058	834
Tezspire
Disclosure of products and services [line items]
Alliance Revenue			372	285
Beyfortus
Disclosure of products and services [line items]
Alliance Revenue			123	109
Datroway
Disclosure of products and services [line items]
Alliance Revenue			93	14
Other royalty income
Disclosure of products and services [line items]
Alliance Revenue			51	48
Other Alliance Revenue
Disclosure of products and services [line items]
Alliance Revenue			$ 2	$ 3